STOCK OPTIONS (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2018	34	$772,114
Granted	—	$—
Forfeited	(6)	$381,797
Outstanding at December 31, 2019	28	$855,753	2.9
Granted	—	$—
Forfeited	(12)	$1,522,968
Outstanding at December 31, 2020	16	$355,342	2.4

Exercisable at December 31, 2020	16	$355,342	2.4